Finance cost (Schedule of finance costs) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Borrowing costs [abstract]
Interest on long-term debt	$ 55,061	$ 91,921
Accretion	40,658	36,243
Other charges	19,456	19,007
Finance costs	$ 115,175	$ 147,171